SCHEDULE OF INCOME/(LOSS) BEFORE INCOME TAX, DOMESTIC AND FOREIGN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss from PRC entities	¥ (95,820)	¥ (83,575)	¥ (113,848)
Income/(loss) from overseas entities	(20,231)	(66,418)	7,300
Total loss before tax	¥ (116,051)	¥ (149,993)	¥ (106,548)